SIRIOS LONG/SHORT FUND

Portfolio of Investments

December 31, 2020

(Unaudited)

	Number of Shares	Value

LONG POSITIONS — 101.0%

COMMON STOCKS — 96.0%
Aerospace & Defense — 5.3%
Airbus SE (France)*	6,052	$664,172
HEICO Corp., Class A	1,173	137,311
Raytheon Technologies Corp.†	7,640	546,336
Safran SA (France)*	949	134,505

		1,482,324

Airlines — 1.3%
Southwest Airlines Co.	7,514	350,228

Auto Parts & Equipment — 1.3%
Allison Transmission Holdings, Inc.	8,378	361,343

Banks — 5.8%
Credit Suisse Group AG, Registered Shares (Switzerland)	10,825	139,760
JPMorgan Chase & Co.†	10,385	1,319,622
KeyCorp.†	8,646	141,881

		1,601,263

Beverages — 2.5%
Constellation Brands, Inc., Class A†	3,116	682,560

Building Materials — 0.7%
AZEK Co., Inc. (The)*	5,362	206,169

Chemicals — 3.2%
Axalta Coating Systems Ltd.*	9,576	273,395
Sherwin-Williams Co. (The)†	464	340,998
Valvoline, Inc.	11,677	270,206

		884,599

	Number of Shares	Value

COMMON STOCKS — (Continued)
Commercial Services — 5.5%
IHS Markit Ltd. (United Kingdom)	12,787	$1,148,656
PayPal Holdings, Inc.†*	1,617	378,701

		1,527,357

Computers — 0.8%
Varonis Systems, Inc.*	1,429	233,799

Diversified Financial Services — 0.5%
Tradeweb Markets, Inc., Class A	2,158	134,767

Electronics — 5.1%
Keysight Technologies, Inc.†*	5,843	771,802
Roper Technologies, Inc.†	1,494	644,048

		1,415,850

Environmental Control — 0.7%
Waste Connections, Inc.	1,920	196,934

Healthcare-Products — 13.9%
Abbott Laboratories†	8,019	878,000
Alcon, Inc., (Switzerland)*	27,284	1,800,198
Boston Scientific Corp.*	20,389	732,985
Medtronic PLC (Ireland)	3,836	449,349

		3,860,532

Healthcare-Services — 1.8%
HCA Healthcare Inc.†	1,784	293,397
IQVIA Holdings Inc.*	1,163	208,375

		501,772

Home Builders — 1.3%
DR Horton Inc.†	5,273	363,415

Insurance — 2.7%
Berkshire Hathaway, Inc., Class B†*	3,196	741,057

See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS LONG/SHORT FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Leisure Time — 2.3%
Brunswick Corp.	3,417	$260,512
Carnival Corp.	17,299	374,696

		635,208

Lodging — 1.3%
Las Vegas Sands Corp.	6,028	359,269

Machinery-Diversified — 1.3%
Otis Worldwide Corp.	1,013	68,428
Westinghouse Air Brake Technologies Corp.	4,069	297,851

		366,279

Media — 2.5%
Walt Disney Co. (The)*	3,847	696,999

Miscellaneous Manufacturer — 0.5%
3M Co.	790	138,084

Oil & Gas — 0.5%
ConocoPhillips	3,128	125,089

Packaging & Containers — 1.0%
AptarGroup, Inc.	1,070	146,472
Berry Global Group, Inc.*	2,529	142,105

		288,577

Pharmaceuticals — 8.2%
Covetrus, Inc.*	4,632	133,124
Eli Lilly and Co.†	4,831	815,666
Merck KGaA (Germany)	1,781	305,467
Pfizer, Inc.	27,625	1,016,876

		2,271,133

Retail — 5.0%
BJ’s Wholesale Club Holdings, Inc.*	10,556	393,528

	Number of Shares	Value

COMMON STOCKS — (Continued)
Retail — (Continued)
Lowe’s Cos, Inc.†	4,049	$649,905
Williams-Sonoma, Inc.†	3,501	356,542

		1,399,975

Semiconductors — 5.9%
Analog Devices, Inc.†	2,883	425,906
QUALCOMM, Inc.†	7,981	1,215,826

		1,641,732

Software — 6.9%
Dropbox, Inc., Class A*	17,676	392,230
Electronic Arts, Inc.†	3,924	563,486
Microsoft Corp.†	1,467	326,290
PTC, Inc.†*	2,331	278,811
Verra Mobility Corp.*	25,614	343,740

		1,904,557

Telecommunications — 3.9%
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	23,453	278,984
T-Mobile US, Inc.†*	3,979	536,568
Vodafone Group PLC (United Kingdom)	171,434	281,578

		1,097,130

Textiles — 1.5%
UniFirst Corp.	2,003	424,015

Toys/Games/Hobbies — 1.3%
Hasbro Inc.†	3,842	359,381

Transportation — 1.5%
Union Pacific Corp.†	1,346	280,264

See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS LONG/SHORT FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Transportation — (Continued)
XPO Logistics, Inc.*	1,194	$142,325

		422,589

TOTAL COMMON STOCKS (Cost $22,406,156)		26,673,986

SHORT-TERM INVESTMENTS — 5.0%
Dreyfus Treasury & Cash Management, Institutional Shares,0.03%(a)	1,393,354	1,393,354

TOTAL LONG POSITIONS - 101.0% (Cost $23,799,510)		$28,067,340

	Par Value	Value

SHORT POSITIONS — (3.4)%

CORPORATE BONDS AND NOTES — (3.4)%
Retail — (3.4)%
Kohl’s Corp., 4.250%, 07/17/2025	$(461,000)	$(498,496)
Kohl’s Corp., 5.550%, 07/17/2045	(414,000)	(445,972)

		(944,468)

TOTAL CORPORATE BONDS AND NOTES (Proceeds $846,065)		(944,468)

TOTAL SHORT POSITIONS - (3.4)% (Proceeds $846,065)		(944,468)

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.4%		673,565

NET ASSETS - 100.0%		$27,796,437

†	Security position is either entirely or partially held in a segregated account as collateral for swap agreements, forward foreign currency contracts and securities sold short.
*	Non-income producing.
(a)	Rate disclosed is the 7-day yield at December 31, 2020.

See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS LONG/SHORT FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Forward foreign currency contracts outstanding as of December 31, 2020 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CHF	115,000	USD	130,130	03/17/21	MS	$ 66
EUR	26,000	USD	31,735	03/17/21	MS	83
GBP	19,000	USD	25,963	03/17/21	MS	32
USD	267,993	CHF	237,000	03/17/21	MS	(325)
USD	1,998,038	EUR	1,641,000	03/17/21	MS	(10,196)
USD	302,829	GBP	227,000	03/17/21	MS	(7,742)
USD	278,585	SEK	2,338,000	03/17/21	MS	(5,819)

						$(23,901)

The following table represents Total Return Swaps - Long positions and their related values as of December 31, 2020.

Reference Entity/Index (Receive)	Pay	Payment Frequency	Counter- Party	Expiration Date	Notional Amount	Value and Unrealized Appreciation

Cellnex Telecom SA	U.S. Fed Funds +0.550%	Maturity	MS	11/15/22	$621,004	$247,686

						$247,686

The following table represents Total Return Swaps - Short positions and their related values as of December 31, 2020.

Reference Entity/Index (Pay)	Receive	Payment Frequency	Counter- Party	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Dow Jones U.S. Real Estate Index	U.S. Fed Funds -0.200%	Maturity	MS	10/31/22	$ 113,104	$ 5,577
Home Depot, Inc.	U.S. Fed Funds -0.300%	Maturity	MS	10/31/22	272,358	5,504
S&P 500 Index	U.S. Fed Funds -0.250%	Maturity	MS	10/31/22	3,627,582	(1,595,687)
S&P 500 Index Consumer Discretionary Select Sector	U.S. Fed Funds -0.100%	Maturity	MS	10/31/22	1,019,356	(35,025)
S&P 500 Index Financial Select Sector	U.S. Fed Funds -0.350%	Maturity	MS	10/31/22	571,866	(1,690)
S&P 500 Index Health Care Select Sector	U.S. Fed Funds -0.250%	Maturity	MS	10/31/22	690,313	(180,378)

See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS LONG/SHORT FUND

Portfolio of Investments (Concluded)

December 31, 2020

(Unaudited)

Reference Entity/Index (Pay)	Receive	Payment Frequency	Counter- Party	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)

S&P 500 Index Industrial Select Sector	U.S. Fed Funds -0.350%	Maturity	MS	10/31/22	$ 744,127	$ (364,013)

S&P 500 Index Regional Banks Select Industry	U.S. Fed Funds -0.300%	Maturity	MS	10/31/22	875,730	(59,977)

S&P 500 Index Technology Select Sector	U.S. Fed Funds -0.100%	Maturity	MS	10/31/22	834,746	(284,888)

S&P 500 Index Health Care Equipment Select Sector	U.S. Fed Funds -0.350%	Maturity	MS	12/07/23	789,014	(92,268)

S&P 500 Index Pharmaceuticals Select Sector	U.S. Fed Funds -0.350%	Maturity	MS	12/07/23	782,983	(86,411)

						$(2,689,256)

Total Swap Contracts						$(2,441,570)

Legend

CHF	Swiss Franc
EUR	Euro
GBP	British Pound
MS	Morgan Stanley
PLC	Public Limited Company
SEK	Swedish Krona
SP ADR	Sponsored American Depository Receipt
USD	United States Dollar

See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS FOCUS FUND

Portfolio of Investments

December 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 96.7%
Aerospace & Defense — 5.3%
Airbus SE (France)*	2,193	$240,669
HEICO Corp., Class A	417	48,814
Raytheon Technologies Corp.	2,745	196,295
Safran SA (France)*	343	48,615

		534,393

Airlines — 1.3%
Southwest Airlines Co.	2,746	127,991

Auto Parts & Equipment — 1.3%
Allison Transmission
Holdings, Inc.	3,031	130,727

Banks — 5.5%
Credit Suisse Group AG, Registered Shares (Switzerland)	3,917	50,572
JPMorgan Chase & Co.	3,600	457,452
KeyCorp.	3,153	51,741

		559,765

Beverages — 2.3%
Constellation Brands, Inc., Class A	1,087	238,107

Building Materials — 0.7%
AZEK Co., Inc. (The)*	1,941	74,631

Chemicals — 3.1%
Axalta Coating Systems Ltd.*	3,466	98,954
Sherwin-Williams Co. (The)	168	123,465
Valvoline, Inc.	4,205	97,304

		319,723

	Number of Shares	Value

COMMON STOCKS — (Continued)
Commercial Services — 5.5%
IHS Markit Ltd. (United Kingdom)	4,643	$417,081
PayPal Holdings, Inc.*	585	137,007

		554,088

Computers — 0.8%
Varonis Systems, Inc.*	517	84,586

Diversified Financial Services — 0.5%
Tradeweb Markets, Inc., Class A	763	47,649

Electronics — 5.0%
Keysight Technologies, Inc.*	2,102	277,653
Roper Technologies Inc.	528	227,615

		505,268

Engineering & Construction — 3.0%
Cellnex Telecom SA	5,091	305,730

Environmental Control — 0.6%
Waste Connections, Inc.	645	66,158

Healthcare-Products — 13.6%
Abbott Laboratories	2,836	310,514
Alcon, Inc., (Switzerland)*	9,620	634,728
Boston Scientific Corp.*	7,441	267,504
Medtronic PLC (Ireland)	1,388	162,590

		1,375,336

Healthcare-Services — 1.6%
HCA Healthcare Inc.	647	106,406
IQVIA Holdings Inc.*	343	61,455

		167,861

Home Builders — 1.3%
DR Horton Inc.	1,848	127,364

See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS FOCUS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Insurance — 2.5%
Berkshire Hathaway, Inc., Class B*	1,116	$258,767

Leisure Time — 2.3%
Brunswick Corp.	1,240	94,538
Carnival Corp.	6,261	135,613

		230,151

Lodging — 1.3%
Las Vegas Sands Corp.	2,181	129,988

Machinery-Diversified — 1.3%
Otis Worldwide Corp.	351	23,710
Westinghouse Air Brake Technologies Corp.	1,430	104,676

		128,386

Media — 2.5%
Walt Disney Co. (The)*	1,392	252,203

Miscellaneous Manufacturer — 0.5%
3M Co.	278	48,592

Oil & Gas — 0.4%
ConocoPhillips	1,043	41,709

Packaging & Containers — 1.0%
AptarGroup, Inc.	386	52,839
Berry Global Group, Inc.*	908	51,021

		103,860

Pharmaceuticals — 8.1%
Covetrus, Inc.*	1,638	47,076
Eli Lilly and Co.	1,748	295,132
Merck KGaA (Germany)	639	109,598
Pfizer, Inc.	9,996	367,953

		819,759

	Number of Shares	Value

COMMON STOCKS — (Continued)
Retail — 4.9%
BJ’s Wholesale Club Holdings, Inc.*	3,756	$140,024
Lowe’s Cos, Inc.	1,470	235,950
Williams-Sonoma, Inc.	1,219	124,143

		500,117

Semiconductors — 5.7%
Analog Devices, Inc.	1,043	154,082
QUALCOMM, Inc.	2,787	424,571

		578,653

Software — 6.7%
Dropbox, Inc., Class A*	6,396	141,927
Electronic Arts, Inc.	1,396	200,466
Microsoft Corp.	521	115,881
PTC, Inc.*	846	101,190
Verra Mobility Corp.*	8,936	119,921

		679,385

Telecommunications — 3.8%
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	8,227	97,864
T-Mobile US, Inc.*	1,409	190,004
Vodafone Group PLC (United Kingdom)	58,957	96,836

		384,704

Textiles — 1.5%
UniFirst Corp.	725	153,475

Toys/Games/Hobbies — 1.3%
Hasbro Inc.	1,367	127,869

Transportation — 1.5%
Union Pacific Corp.	484	100,778

See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS FOCUS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Transportation — (Continued)
XPO Logistics, Inc.*	434	$51,733

		152,511

TOTAL COMMON STOCKS (Cost $9,672,673)		9,809,506

TOTAL INVESTMENTS - 96.7% (Cost $9,672,673)		9,809,506

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.3%		331,761

NET ASSETS - 100.0%		$10,141,267

*	Non-income producing.

Forward foreign currency contracts outstanding as of December 31, 2020 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)

CHF	43,000	USD	48,657	03/17/21	MS	$ 24
GBP	6,000	USD	8,199	03/17/21	MS	10
USD	98,478	CHF	87,000	03/17/21	MS	(18)
USD	702,821	EUR	577,000	03/17/21	MS	(3,304)
USD	103,455	GBP	77,000	03/17/21	MS	(1,893)
USD	98,976	SEK	829,000	03/17/21	MS	(1,867)

						$(7,048)

See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS FOCUS FUND

Portfolio of Investments (Concluded)

December 31, 2020

(Unaudited)

Legend

CHF	Swiss Franc
EUR	Euro
GBP	British Pound
MS	Morgan Stanley
PLC	Public Limited Company
SEK	Swedish Krona
USD	United States Dollar

See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS FUNDS

Notes to the Quarterly Portfolio of Investments

December 31, 2020

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Sirios Long/Short Fund and Sirios Focus Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Fundvantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward exchange contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

SIRIOS FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2020, in valuing each Fund’s assets carried at fair value:

	Sirios Long/Short Fund
Assets	Total Value at 12/31/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long Positions:
Common Stocks:
Aerospace & Defense	$1,482,324	$683,647	$798,677	$—
Airlines	350,228	350,228	—	—
Auto Parts & Equipment	361,343	361,343	—	—
Banks	1,601,263	1,461,503	139,760	—
Beverages	682,560	682,560	—	—
Building Materials	206,169	206,169	—	—
Chemicals	884,599	884,599	—	—
Commercial Services	1,527,357	1,527,357	—	—
Computers	233,799	233,799	—	—
Diversified Financial Services	134,767	134,767	—	—
Electronics	1,415,850	1,415,850	—	—
Environmental Control	196,934	196,934	—	—
Healthcare-Products	3,860,532	3,860,532	—	—
Healthcare-Services	501,772	501,772	—	—
Home Builders	363,415	363,415	—	—
Insurance	741,057	741,057	—	—
Leisure Time	635,208	635,208	—	—
Lodging	359,269	359,269	—	—
Machinery-Diversified	366,279	366,279	—	—
Media	696,999	696,999	—	—
Miscellaneous Manufacturer	138,084	138,084	—	—
Oil &Gas	125,089	125,089	—	—
Packaging & Containers	288,577	288,577	—	—

SIRIOS FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Assets	Total Value at 12/31/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pharmaceuticals	$2,271,133	$1,965,666	$305,467	$—
Retail	1,399,975	1,399,975	—	—
Semiconductors	1,641,732	1,641,732	—	—
Software	1,904,557	1,904,557	—	—
Telecommunications	1,097,130	536,568	560,562	—
Textiles	424,015	424,015	—	—
Toys/Games/Hobbies	359,381	359,381	—	—
Transportation	422,589	422,589	—	—
Short-Term Investments	1,393,354	1,393,354	—	—
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	181	—	181	—
Equity Contracts
Total Return Swap Contracts	258,767	—	258,767	—

Total Assets	$28,326,288	$26,262,874	$2,063,414	$—

Liabilities
Short Positions:
Corporate Bonds and Notes
Retail	$(944,468)	$—	$(944,468)	$—
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	(24,082)	—	(24,082)	—
Equity Contracts
Total Return Swap Contracts	(2,700,337)	—	(2,700,337)	—

Total Liabilities	$(3,668,887)	$—	$(3,668,887)	$—

SIRIOS FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Sirios Focus Fund
Assets	Total Value at 12/31/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Aerospace & Defense	$534,393	$245,109	$289,284	$—
Airlines	127,991	127,991	—	—
Auto Parts & Equipment	130,727	130,727	—	—
Banks	559,765	509,193	50,572	—
Beverages	238,107	238,107	—	—
Building Materials	74,631	74,631	—	—
Chemicals	319,723	319,723	—	—
Commercial Services	554,088	554,088	—	—
Computers	84,586	84,586	—	—
Diversified Financial Services	47,649	47,649	—	—
Electronics	505,268	505,268	—	—
Engineering & Construction	305,730	—	305,730	—
Environmental Control	66,158	66,158	—	—
Healthcare-Products	1,375,336	1,375,336	—	—
Healthcare-Services	167,861	167,861	—	—
Home Builders	127,364	127,364	—	—
Insurance	258,767	258,767	—	—
Leisure Time	230,151	230,151	—	—
Lodging	129,988	129,988	—	—
Machinery-Diversified	128,386	128,386	—	—
Media	252,203	252,203	—	—
Miscellaneous Manufacturer	48,592	48,592	—	—
Oil & Gas	41,709	41,709	—	—
Packaging & Containers	103,860	103,860	—	—
Pharmaceuticals	819,759	710,161	109,598	—
Retail	500,117	500,117	—	—
Semiconductors	578,653	578,653	—	—
Software	679,385	679,385	—	—
Telecommunications	384,704	190,004	194,700	—
Textiles	153,475	153,475	—	—
Toys/Games/Hobbies	127,869	127,869	—	—
Transportation	152,511	152,511	—	—

SIRIOS FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Assets	Total Value at 12/31/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	$34	$—	$34	$—

Total Assets	$9,809,540	$8,859,622	$949,918	$—

Liabilities
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	(7,082)	—	(7,082)	—

Total Liabilities	$(7,082)	$—	$(7,082)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount

SIRIOS FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

Short Sales — The Funds may sell securities short. A short sale involves the sale by the Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Fund complies with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. The fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

The Funds utilized Forward Contracts for hedging purposes to protect the Funds’ return against adverse currency movements.

Purchased Options — The Funds may purchase option contracts. They are subject to interest rate and other risk exposure in the normal course of pursuing their investment objectives. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

Total Return Swaps — Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation

SIRIOS FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

December 31, 2020

(Unaudited)

or depreciation on the underlying asset, plus any interest or dividend payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate (“EFFR”). Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

The Sirios Long/Short Fund used total return swaps to enhance returns, obtain short exposure as part of the Fund’s strategy and for market exposure.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.